UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09703

Name of Fund: BCT Subsidiary, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BCT Subsidiary, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BCT Subsidiary, Inc.
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Asset-Backed Securities	(000)	Value
	Global Rated Eligible Asset Trust Series 1998-A Class 1, 7.45%,
	9/15/07 (a)(b)(c)(d)	$234	$23
	Structured Mortgage Asset Residential Trust Series 2, 8.24%,
	11/07/07 (a)(b)(c)	568	57
	Total Asset-Backed Securities - 0.0%		80
Industry	Corporate Bonds
Media - 6.7%	Comcast Corp., 1.46%, 7/14/09 (e)(f)	2,000	1,973,390
	Total Corporate Bonds - 6.7%		1,973,390
	US Government Agency Mortgage-Backed Securities
	Fannie Mae Guaranteed Pass-Through Certificates:
	5.50%, 1/01/17 - 2/01/17	237	245,832
	6.50%, 7/01/29	12	12,419
	Total US Government Agency Mortgage-Backed Securities - 0.9%		258,251
	US Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations
	Fannie Mae Trust Series 1992-174 Class S, 0.098%, 9/25/22 (e)(g)	2,191	8,202
	Fannie Mae Trust Series 1993-49 Class L, 0.445%, 4/25/13 (g)	1,414	8,760
	Fannie Mae Trust Series 2004-13 Class IG, 5%, 10/25/22 (g)	276	1,541
	Fannie Mae Trust Series G-21 Class L, 0.95%, 7/25/21 (g)	204	3,955
	Freddie Mac Multiclass Certificates Series 2523 Class EH, 5.50%, 4/15/20 (g)	624	9,706
	Freddie Mac Multiclass Certificates Series 2564 Class NC, 5%, 2/15/33	81	80,614
	Freddie Mac Multiclass Certificates Series 2739 Class PI, 5%, 3/15/22 (g)	674	2,104
	Total US Government Agency Mortgage-Backed Securities - Collateralized
	Mortgage Obligations - 0.4%		114,882
	Taxable Municipal Bonds
	Fresno, California, Taxable Pension Obligation Revenue Bonds, 7.80%,
	6/01/14 (f)(h)	440	479,345
	Kern County, California, Taxable Pension Obligation Revenue Bonds, 6.98%,
	8/15/09 (f)	500	505,105
	Total Taxable Municipal Bonds - 3.4%		984,450
	Non-US Government Agency Mortgage-Backed Securities
	JPMorgan Mortgage Trust Series 2006-A7 Class 2A2, 5.801%, 1/25/37 (e)	1,269	1,267,504
	Nomura Asset Acceptance Corp. Series 2004-AR4 Class 2A3, 0.809%,
	12/25/34 (e)	66	33,409
	Salomon Brothers Mortgage Securities VI, Inc. Series 1987-3 Class A,
	12.50%, 10/25/17 (i)	7	5,783
	Structured Adjustable Rate Mortgage Loan Trust Series 2004-11 Class A,
	5.593%, 8/25/34 (e)	389	386,748
	Vendee Mortgage Trust Series 2002-1 Class 1IO, 0.043%, 10/15/31 (e)(g)	10,227	16,357
	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Class A3, 4.585%,
	4/25/35 (e)	975	948,793
	Wells Fargo Mortgage Backed Securities Trust Series 2004-N Class A6, 4%,
	8/25/34 (e)	500	481,226
	Total Non-US Government Agency Mortgage-Backed Securities - 10.7%		3,139,820

BCT Subsidiary, Inc.
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
US Government Agency Obligations	(000)	Value
Fannie Mae, 5.961%, 10/09/19 (j)	$50,000	$25,498,000
Total US Government Agency Obligations - 86.7%		25,498,000
Total Investments
(Cost - $33,298,292*) - 108.8%		31,968,873
Liabilities in Excess of Other Assets - (8.8)%		(2,573,862)
Net Assets - 100.0%		$29,395,011

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$33,301,272
Gross unrealized appreciation	$124,573
Gross unrealized depreciation	(1,456,972)
Net unrealized depreciation	$(1,332,399)

(a)	Security is valued in accordance with the Fund's fair valuation policy.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Non-income producing security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.
(h)	Security is collateralized by Municipal or US Treasury Obligations.
(i)	Represents the principal only portion of a mortgage-backed security.
(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

• Financial futures contracts sold as of January 31, 2009 were as follows:
Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
289	10-Year US Treasury Bond	March 2009	$33,316,545	$(2,135,627)
• Interest rate swaps outstanding as of January 31, 2009 were as follows:
Notional
Amount	Unrealized
(000)	Appreciation
Receive a fixed rate of 2.7425% and pay a floating rate based on
3-month LIBOR
Broker Deutsche Bank AG
Expires, October 2010	$2,100	$42,921

Receive a fixed rate of 2.745% and pay a floating rate based on
3-month LIBOR
Broker Credit Suisse International
Expires, October 2010	$2,100	$43,010
Total	$85,931

BCT Subsidiary, Inc.
Schedule of Investments January 31, 2009 (Unaudited)

      • Reverse repurchase agreements outstanding as of January 31, 2009 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays Capital,
Inc.	0.30%	1/21/09	2/03/09	$ 1,242,735	$ 1,242,600
Credit Suisse Securities
(USA) LLC	1.25%	1/29/09	TBD	524,274	524,219
Total				$ 1,767,009	$ 1,766,819

BCT Subsidiary, Inc.
Schedule of Investments January 31, 2009 (Unaudited)

  Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities		Other Financial Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	-	-	-	$(2,135,627)
Level 2	$31,968,793	$(1,766,819)	$ 85,931	-
Level 3	80	-	-	-
Total	$31,968,873	$(1,766,819)	$ 85,931	$(2,135,627)
* Other financial instruments are swaps and futures contracts. Futures and swaps are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Balance, as of November 1, 2008	$80
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Net transfers in/out of Level 3	-
Balance, as of January 31, 2009	$80

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BCT Subsidiary, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BCT Subsidiary, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BCT Subsidiary, Inc.

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BCT Subsidiary, Inc.

Date: March 25, 2009